Filed pursuant to Rule 497(e)

File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED 5 JUNE 2024 TO THE
FUND’S PROSPECTUS and Statement of Additional Information
current as of the date hereof

Artisan Focus Fund (the “Fund”)

Effective 31 May 2024, the section entitled “Fees and Expenses of the Fund” on page 22 of Artisan Partners Funds’ prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)

	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Advisor	Institutional
Management Fees	0.99%	0.99%	0.99%
Distribution (12b-1) Fees	None	None	None
Total Other Expenses[1]	0.32	0.14	0.05
Total Annual Fund Operating Expenses	1.31	1.13	1.04
Fee Waiver and Expense Reimbursement[2]	0.00	N/A	N/A
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.31	1.13	1.04
[1]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	“Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary changes such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of Investor Shares. This contract continues through 31 January 2026.

Effective 31 May 2024, the below expense limitation information for the Fund should be added under the subheading “Management Fees” on pages 154-155 of Artisan Partners Funds’ prospectus and under the subheading “Investment Advisory Services” on page 54 of Artisan Partners Funds’ statement of additional information:

Fund	Expense Limit as a % of Average Daily Net Assets
Artisan Focus Fund – Investor Shares[2]	1.50%

[2]	”Effective 31 May 2024. Prior to 31 May 2024, there was no expense limit.”

Artisan Global Unconstrained Fund (the “Fund”)

Effective 31 May 2024, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 42 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)

	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Advisor	Institutional
Management Fees	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	None	None	None
Total Other Expenses[1]	8.93	2.36	1.97
Other Operating Expenses	8.34	1.77	1.38
Interest Expenses	0.59	0.59	0.59
Total Annual Fund Operating Expenses	9.88	3.31	2.92
Fee Waiver and Expense Reimbursement[2]	8.00	1.64	1.20
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.88	1.67	1.72
[1]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary changes such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.24% of the average daily net assets of Investor Shares, 1.14% of the average daily net assets of Advisor Shares and 1.09% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2026.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$191	$2,130	$3,885	$7,575
Advisor	$170	$865	$1,585	$3,492
Institutional	$175	$791	$1,432	$3,157

Effective 31 May 2024, the expense limitation information for the Fund under the subheading “Management Fees” on pages 154-155 of Artisan Partners Funds’ prospectus and under the subheading “Investment Advisory Services” on page 54 of Artisan Partners Funds’ statement of additional information are restated as follows:

Fund	Expense Limit as a % of Average Daily Net Assets
Artisan Global Unconstrained Fund – Investor Shares[3]	1.24%
Artisan Global Unconstrained Fund – Advisor Shares[3]	1.14%
Artisan Global Unconstrained Fund – Institutional Shares[3]	1.09%
[3]	Effective 31 May 2024. Prior to 31 May 2024, the expense limits for the Fund were 1.45%, 1.35% and 1.30%, respectively, for the Investor Shares, Advisor Shares and Institutional Shares.

Artisan Mid Cap Value Fund (the “Fund”)

Effective 31 May 2024, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 85 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)

	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Advisor	Institutional
Management Fees	0.89%	0.89%	0.89%
Distribution (12b-1) Fees	None	None	None
Total Other Expenses[2]	0.25	0.10	0.04
Total Annual Fund Operating Expenses	1.14	0.99	0.93
[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 31 May 2024.
[2]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$116	$362	$628	$1,386
Advisor	$101	$315	$547	$1,213
Institutional	$95	$296	$515	$1,143

Effective 31 May 2024, the annual rate of fee information for the Fund under the subheading “Investment Advisory Services” on page 53 of Artisan Partners Funds' statement of additional information is deleted in its entirety

Effective 31 May 2024, the annual rate of fee information for the Fund should be added under the subheading “Investment Advisory Services” on page 53 of Artisan Partners Funds’ statement of additional information:

Fund	Annual Rate of Fee	Asset Base
Artisan Mid Cap Value Fund	0.920%	up to $500 million
	0.895%	$500 million - $750 million
	0.870%	$750 million - $1 billion
	0.845%	over $1 billion

Please Retain This Supplement for Future Reference